Net Income (Loss) Attributable to Common Stockholders Per Share - 10-Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Net Income (Loss) Attributable to Common Stockholders Per Share [Abstract]
Computations of net (loss) income per share
Basic net income (loss) attributable to common stockholders per share is calculated by dividing net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding.  Diluted net income (loss) attributable to common stockholders per share includes the determinants of basic net income (loss) attributable to common stockholders per share and, in addition, reflects the dilutive effect of stock options and restricted stock. The following table presents computations of net income (loss) per share (in thousands, except per share data).

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2012	2011	2012
Numerator for basic and diluted net income (loss) per share – net income (loss) attributable to common stockholders	$2,898	$(3,319)	$(4,131)	$(8,268)
Denominator for basic net income (loss) attributable to common stockholders per share – weighted-average common shares outstanding	2,349	2,373	1,930	2,371
Effect of dilutive securities:
Stock options	20	—	—	—
Restricted stock	28	—	—	—
Dilutive potential common shares	48	—	—	—
Denominator for diluted net income (loss) attributable to common stockholders per share – weighted-average number of common shares outstanding and dilutive potential common shares	2,397	2,373	1,930	2,371
Basic net income (loss) attributable to common stockholders per share	$1.23	$(1.40)	$(2.14)	$(3.49)
Diluted net (loss) income attributable to common stockholders per share	$1.21	$(1.40)	$(2.14)	$(3.49)

Potentially dilutive shares have been excluded from the calculation of diluted net loss per share
The following potential common shares have been excluded from the calculation of diluted net (loss) income per share as their effect would be anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2012	2011	2012
Shares underlying warrants outstanding	1,064,616	1,064,616	1,064,616	1,064,616
Shares underlying options outstanding	124,567	250,993	151,753	250,993
Unvested restricted stock	—	75,844	22,295	75,844

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as of December 31, 2009, 2010, and 2011, as they would be anti-dilutive:

	Year Ended December 31,
	2009	2010	2011
Shares underlying warrants outstanding	160,544	11,435	1,064,616
Shares underlying options outstanding	71,366	137,898	174,874
Unvested restricted stock	44	—	13,988
Shares of redeemable convertible preferred stock	81,954,127	—	—